Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Exchange Rates for the Functional and Operating Currencies
The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the presentation currency:

	Exchange rates* at		Average exchange rates* for the year ended
Currency	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2017
U.S. dollar	61.91	69.47	64.74	62.71	58.35
Euro	69.34	79.46	72.50	73.95	65.90

(*)	Exchange rates shown in Russian rubles for one currency unit.

Summary of Useful Lives
The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings and constructions	5-85
Operating machinery and equipment	2-30
Transportation vehicles	2-25
Other equipment	2-15

Disclosure In Tabular Form Of Estimated Lives Of Right Of Use Assets Estimated Useful Lives
Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets as follows:

Category of asset	Years
Buildings and constructions	2-5
Operating machinery and equipment	5-10
Transportation vehicles	2-22

Summary of Impact of IFRS 16 on Consolidated Statemtent of Financial Position
The impact on the consolidated statement of financial position (increase/(decrease)) as of January 1, 2019 is presented in the table below:

Millions of Russian rubles
Assets
Property, plant and equipment (right-of-use assets) (Note 15)	2,698
Deferred tax assets	28

Total assets	2,726

Liabilities
Non-current lease liabilities	3,125
Current lease liabilities	134

Total liabilities	3,259

Net impact on equity	(533)

Information On Detailed Information About Operating Lease Commitments
The lease liabilities as of January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Millions of Russian rubles
Operating lease commitments of RUB 7,513 million (total rentals payable of RUB 60,911 million excluding leases to explore or use mineral deposits of RUB 53,398 million) discounted at 9.2% as of January 1, 2019	2,647
Reclassification from finance lease liabilities	8,293
Commitments relating to short-term leases	(73)
Adjustments as a result of a different treatment of extension and termination options, net	685

Lease liabilities as of January 1, 2019	11,552